Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 01, 2015	Feb. 02, 2014	Feb. 03, 2013
Cash flows from operating activities:
Net income	$ 7,636	$ 2,169	$ 8,782
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	70,868	66,337	63,457
Debt cost and discount amortization (Note 6)	2,295	3,189	2,946
Payment of accreted interest (Note 6)	(50,193)
Accretion of note discount (Note 6)	8,341	15,881	14,141
Deferred income tax benefit (Note 7)	(1,615)	(801)	(13,548)
Loss on disposal of fixed assets	1,771	2,631	2,640
Loss on debt retirement (Note 6)	8,580
Share-based compensation charges	2,212	1,207	1,099
Other, net	(73)	676	(1,181)
Changes in assets and liabilities:
Inventories	(3,103)	(505)	(9)
Prepaid expenses	(892)	(157)	1,502
Income tax receivable	25	(1,325)	(1,120)
Other current assets	(911)	3,015	(8,461)
Other assets and deferred charges	4	(364)	924
Accounts payable	8,720	(1,774)	(96)
Accrued liabilities	14,869	6,782	1,574
Income taxes payable	497	291	(711)
Deferred occupancy costs	16,919	12,214	6,691
Other liabilities	765	412	4,166
Net cash provided by operating activities	86,715	109,878	82,796
Cash flows from investing activities:
Capital expenditures	(129,688)	(105,894)	(78,689)
Proceeds from sales of property and equipment	115	217	201
Net cash used in investing activities	(129,573)	(105,677)	(78,488)
Cash flows from financing activities:
Paydown of new senior credit facility (Note 6)	(144,375)	(1,500)	(1,875)
Repayment of senior notes (Note 6)	(200,000)
Repayment of senior discount notes (Note 6)	(100,000)
Borrowings under new senior credit facility (Note 6)	528,675
Debt issuance costs (Note 6)	(8,212)	(818)
Proceeds from the issuance of common stock, net of underwriter fees	100,659
Payment of costs associated with the issuance of common stock	(1,093)
Sale of common stock (Note 9)		80
Net cash provided by (used in) financing activities	75,654	(2,238)	(1,875)
Increase in cash and cash equivalents	32,796	1,963	2,433
Beginning cash and cash equivalents	38,080	36,117	33,684
Ending cash and cash equivalents	70,876	38,080	36,117
Supplemental disclosures of cash flow information:
Cash paid for income taxes, net	4,937	2,151	2,515
Cash paid for interest and related debt fees, net of amounts capitalized	28,510	29,096	32,435
Cash paid for interest and related debt fees, related to debt retirement	18,998
Cash paid for settlement of accreted interest on senior discount notes	50,193
Senior Secured Credit Facility [Member]
Cash flows from financing activities:
Paydown of new senior credit facility (Note 6)	$ (100,000)